Leases - Schedule of Lease Cost (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Operating lease cost:
Operating lease cost (in Dollars)	$ 152
Vehicles [Member]
Operating lease cost:
Operating lease cost (in Dollars)	$ 54
Weighted Average Discount Rate
Weighted Average Discount Rate	4.42%
Facilities rent [Member]
Operating lease cost:
Operating lease cost (in Dollars)	$ 98
Weighted Average Discount Rate
Weighted Average Discount Rate	4.53%
Minimum [Member] | Vehicles [Member]
Remaining Lease Term
Remaining Lease Term	4 months 2 days
Minimum [Member] | Facilities rent [Member]
Remaining Lease Term
Remaining Lease Term	3 months 3 days
Maximum [Member] | Vehicles [Member]
Remaining Lease Term
Remaining Lease Term	2 years 10 months 2 days
Maximum [Member] | Facilities rent [Member]
Remaining Lease Term
Remaining Lease Term	9 years 1 month 2 days